Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss	$ 1,119	$ 1,593	$ 2,394	$ 3,423
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	(20)	17	(19)	(83)
Comprehensive loss	$ 1,099	$ 1,610	$ 2,375	$ 3,340